Income Taxes - Additional Information (Detail) € in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2016 EUR (€)
Income Tax Disclosure [Line Items]
Provision for income taxes				$ 417,000,000	$ 457,000,000	[1]	$ 297,000,000	[1]
Tax benefit from US Tax Act				8,000,000
Valuation allowance against deferred tax assets				31,000,000	166,000,000		135,000,000
Non-tax deductible charges			$ 551,000,000				502,000,000		€ 450
Undistributed earnings in subsidiaries				4,000,000,000
Deferred income taxes				64,000,000	103,000,000		68,000,000
Deferred tax liability on total undistributed earnings				58,000,000
Deferred taxes				8,000,000
Deferred tax assets, valuation allowances		$ 1,762,000,000		1,626,000,000	1,762,000,000
Gross tax loss carry forwards with indefinite lives				3,000,000,000
Unrecognized tax benefits, that would affect effective tax rate, if recognized				170,000,000
Income tax related interest and penalties recognized expense				13,000,000	(1,000,000)		7,000,000
Income tax related interest and penalties accrued	$ 12,000,000	11,000,000		21,000,000	$ 11,000,000		$ 12,000,000
2019
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				160,000,000
2020
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				9,000,000
2021
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				39,000,000
2022
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				83,000,000
2023 and beyond
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				506,000,000
Tax Credit Carryforward Expiring Year Two
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration				1,000,000
Tax Credit Carryforward Expiring Year Five
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration				52,000,000
Subsidiaries Outside U.K.
Income Tax Disclosure [Line Items]
Deferred income taxes				$ 0
LATAM
Income Tax Disclosure [Line Items]
Income tax charge in connection with reorganization	59,000,000
Brazil and Argentina
Income Tax Disclosure [Line Items]
Income tax charge in connection with reorganization	58,000,000
Other Latin America
Income Tax Disclosure [Line Items]
Income tax charge in connection with reorganization	$ 1,000,000
U.K
Income Tax Disclosure [Line Items]
Statutory federal income tax rate				19.00%	19.25%		20.00%		20.00%
Valuation allowance against deferred tax assets		84,000,000
U.S.
Income Tax Disclosure [Line Items]
Tax expense related to mandatory repatriation tax		$ 46,000,000

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).